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                                 UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment  [   ];  Amendment Number:____
This Amendment (check only one):    [   ]   is a restatement.
                                    [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:
       Name:     Benham & Green Capital Management, LLC
       Address:  1299 Prospect Street, Suite 301
                 La Jolla, CA  92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
       Name:     James A. Benham
       Title:    Member/Manager
       Phone:    (858) 551-3130

Signature, Place, and Date of Signing:

/S/  JAMES A. BENHAM          LA JOLLA, CALIFORNIA           OCTOBER 24, 2002
-----------------------       ----------------------         ------------------
[Signature]                       [City, State]                   [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:              $37,313
                                                     (x1000)

List of Other Included Managers:                     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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

Form 13F Information Table

    Column 1           Column 2       Column 3     Column 4  Column 5                    Column 6  Column 7     Column 8
Name of Issuer      Title of Class      CUSIP       Value    Shrs or   Sh/Prn Put/Call  Investment  Other    Voting Authority
                                                   (x1000)   Prn Amt                    Discretion Managers
                                                                                                              Sole    Shared  None
American Express Co          Com      025816 10 9      $637     20,416   Sh               Sole      N/A         20,416
Cisco Sys Inc                Com      17275R 10 2    $2,077    198,213   Sh               Sole      N/A        198,213
Citigroup Inc                Com      172967 10 1    $2,184     73,660   Sh               Sole      N/A         73,660
Dell Computer Corp           Com      247025 10 9    $2,508    106,695   Sh               Sole      N/A        106,695
E M C Corp Mass              Com      268648 10 2      $346     75,629   Sh               Sole      N/A         75,629
General Elec Co              Com      369604 10 3    $1,397     56,655   Sh               Sole      N/A         56,655
Genentech Inc              Com New    368710 40 6      $241      7,390   Sh               Sole      N/A          7,390
Intel Corp                   Com      458140 10 0    $2,247    161,755   Sh               Sole      N/A        161,755
I2 Technologies Inc          Com      465754 10 9       $26     49,238   Sh               Sole      N/A         49,238
JDS Uniphase Corp            Com      46612J 10 1      $235    120,696   Sh               Sole      N/A        120,696
Johnson & Johnson            Com      478160 10 4    $2,954     54,626   Sh               Sole      N/A         54,626
JP Morgan Chase & Co         Com      46625H 10 0    $1,323     69,687   Sh               Sole      N/A         69,687
Juniper Networks Inc         Com      48203R 10 4      $120     24,937   Sh               Sole      N/A         24,937
Merck & Co Inc               Com      589331 10 7      $323      7,072   Sh               Sole      N/A          7,072
Merrill Lynch & Co Inc       Com      590188 10 8      $334     10,136   Sh               Sole      N/A         10,136
Microsoft Corp               Com      594918 10 4    $2,876     65,742   Sh               Sole      N/A         65,742
Motorola Inc                 Com      620076 10 9      $396     38,880   Sh               Sole      N/A         38,880
Nokia Corp              Sponsored ADR 654902 20 4    $3,452    260,562   Sh               Sole      N/A        260,562
Oracle Corp                  Com      68389X 10 5      $507     64,552   Sh               Sole      N/A         64,552
PMC - Sierra Inc             Com      69344F 10 6       $91     23,498   Sh               Sole      N/A         23,498
Pfizer Inc                   Com      717081 10 3    $4,133    142,426   Sh               Sole      N/A        142,426
Qualcomm Inc                 Com      747525 10 3    $8,348    302,239   Sh               Sole      N/A        302,239
Texas Instrs Inc             Com      882508 10 4      $558     37,809   Sh               Sole      N/A         37,809

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